Risk Management and Fair Value Measurements	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Risk Management And Fair Value Measurements [Abstract]
Risk Management and Fair Value Measurements
10.    Risk Management:

The principal financial assets of the Company consist of cash and cash equivalents and trade accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term bank loans, accounts payable, due to related parties and a promissory note.
Interest Rate Risk: The Company’s interest rates are calculated at LIBOR plus a margin. Long-term loans and repayment terms are described in Note 7 above, as well as in Note 7 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report. The Company’s exposure to market risk from changes in interest rates relates to the Company’s bank debt obligations.
Credit Risk: Credit risk is minimized since accounts receivable from charterers are presented net of the relevant provision for uncollectible amounts, whenever required. On the balance sheet dates there were no significant concentrations on credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset on the balance sheet.
Currency risk: The Company’s transactions are denominated primarily in U.S. Dollars; therefore overall currency exchange risk is limited. Balances in foreign currency other than U.S. Dollars are not considered significant.
Fair Value: The fair values of cash and cash equivalents, accounts receivable, due to related parties and accounts payable approximate their respective carrying amounts due to their short term nature. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates. In addition, the Company believes that the fixed rate of the promissory note of 2.75% approximates the current market variable interest rates, and as such its fair value approximates the recorded value.
As of December 31, 2016 and March 31, 2017, the Company did not have any assets or liabilities measured at fair value, other than the ones discussed in Note 10 of the Company’s consolidated financial statements for the year ended December 31, 2016, included in the Company’s Annual Report.

10.	Risk Management and Fair Value Measurements

The principal financial assets of the Company consist of cash and cash equivalents, amounts due from related parties and trade accounts receivable due from charterers. The principal financial liabilities of the Company consist of long-term bank loans and accounts payable and due to related parties.

Interest Rate Risk

The Company’s interest rates are calculated at LIBOR plus a margin. Long-term loans and repayment terms are described in Note 7. The Company’s exposure to market risk from changes in interest rates relates to the Company’s bank debt obligations.

Credit Risk

Credit risk is minimized since accounts receivable from charterers are presented net of the relevant provision for uncollectible amounts, whenever required. On the balance sheet date there were no significant concentrations on credit risk. The maximum exposure to credit risk is represented by the carrying amount of each financial asset in the balance sheet.

Currency risk

The Company’s transactions are denominated primarily in U.S. Dollars; therefore overall currency exchange risk is limited. Balances in foreign currency other than U.S. Dollars are not considered significant.

Fair Value

The fair values of cash and cash equivalents, accounts receivable and accounts payable approximate their respective carrying amounts due to their short term nature. The fair value of long-term bank loans with variable interest rates approximate the recorded values, generally due to their variable interest rates.

Long Lived Assets Held and Used

As of December 31, 2016, the Company reviewed the carrying amount in connection with the estimated recoverable amount for each of its vessels. This review indicated that such carrying amount was not fully recoverable for the Company’s vessels Northsea Alpha and Northsea Beta. Consequently the carrying value of these vessels was written down as presented in the table below.

Vessel	Significant Other Observable Inputs (Level 2)	Impairment Loss charged against Vessels, net	Impairment Loss charged against Deferred charges, net	Vessel Impairment Charge
Northsea Alpha	$8,000	$1,769	$292	$2,061
Northsea Beta	8,000	1,623	314	1,937
TOTAL	$16,000	$3,392	$606	$3,998

The fair value is based on level 2 inputs of the fair value hierarchy and reflects the Company’s best estimate of the value of each vessel on a time charter free basis, and is supported by a vessel valuation of an independent shipbroker as of December 31, 2016, which is mainly based on recent sales and purchase transactions of similar vessels.

The Company recognized the total Vessel impairment charge of $3,998, which is included in the accompanying consolidated statements of comprehensive income / (loss) for the year ended December 31, 2016.

The Company performs such an exercise on an annual basis and whenever circumstances indicate so. All other nonfinancial assets or nonfinancial liabilities are carried at fair value as of December 31, 2015 and 2016.